Group statement of changes in equity - GBP (£) £ in Millions	Total	Issued Capital [Member] [1]	Share Premium [Member] [2]	Other Reserves [Member] [3]	Retained Earnings (Loss) [Member]
Beginning balance at Mar. 31, 2015	£ 19,277	£ 2,172	£ 8,000	£ 1,209	£ 7,896
Statements [Line Items]
Profit for the year	2,733				2,733
Other comprehensive income (loss) – before tax	1,163			408	755
Tax on other comprehensive income (loss)	(235)			5	(240)
Transferred to the income statement	(230)			(230)
Total comprehensive income (loss) for the year	3,431			183	3,248
Share-based payments	58				58
Tax on share-based payments	12				12
Dividends to parent company	(1,450)				(1,450)
Other movements	(3)				(3)
Ending balance at Mar. 31, 2016	21,325	2,172	8,000	1,392	9,761
Statements [Line Items]
Profit for the year	2,066				2,066
Other comprehensive income (loss) – before tax	(1,671)			1,108	(2,779)
Tax on other comprehensive income (loss)	445			29	416
Transferred to the income statement	(938)			(938)
Total comprehensive income (loss) for the year	(98)			199	(297)
Share-based payments	57				57
Tax on share-based payments	(6)				(6)
Dividends to parent company	(2,350)				(2,350)
Other movements	(2)				(2)
Ending balance at Mar. 31, 2017	18,926	2,172	8,000	1,591	7,163
Statements [Line Items]
Profit for the year	2,184				2,184
Other comprehensive income (loss) – before tax	1,615			(545)	2,160
Tax on other comprehensive income (loss)	(345)			1	(346)
Transferred to the income statement	277			277
Total comprehensive income (loss) for the year	3,731			(267)	3,998
Transfers to realised profit				(83)	83
Share-based payments	84				84
Tax on share-based payments	(2)				(2)
Other movements	1				1
Ending balance at Mar. 31, 2018	£ 22,740	£ 2,172	£ 8,000	£ 1,241	£ 11,327

[1]	The allotted, called up, and fully paid ordinary share capital of the company at 31 March 2018 was £2,172m comprising 8,689,755,905 ordinary shares of 25p each.
[2]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[3]	For further analysis of other reserves, see note 26.